CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (290,487)	$ (786,084)	$ 190,620	$ (1,666,458)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Gain) loss on extinguishment of debt	(279,823)	43,542	(1,051,734)	382,976
Common stock issued for compensation and services rendered	65,000	12,500	12,500	110,750
Fair value of contributed services			0	233,616
Depreciation	6,059	4,590	6,110	5,786
Amortization of debt discount and beneficial conversion feature	0	2,500	2,500	303,253
Changes in operating assets and liabilities:
Accounts receivable	51,256	0	(51,256)	824
Inventories	3,426	0	49,070	(1,825)
Prepaid and other	7,428	(1,747)	(6,045)	510
Other assets	(2,250)	0
Accounts payable	(69,675)	79,808	86,360	131,572
Accrued expenses	1,185	113,958	147,148	172,361
Accrued compensation	(25,350)	280,950	256,284	106,081
Net cash used in operating activities	(533,231)	(249,983)	(358,443)	(220,554)
Cash flows from investing activities:
Capital expenditures			0	(3,015)
Advances to shareholder			0	(147,138)
Acquisition of Powerdyne EB-5 license	(175,000)	0
Advance to Global EGD Development, Inc.	(284,461)	0
Advances to related parties	(37,683)	0	(1,871)	69,524
Net cash used in investing activities	(497,144)	0	(1,871)	(80,629)
Cash flows from financing activities:
Sale of common stock	3,000,000	0
Proceeds from capital contribution for acquisition of Powerdyne	150,000	0
Proceeds from capital contributions	139,885	0	0	64,500
Cash paid for deferred financing costs	(8,489)	0
Repayments to related party	(35,831)	(1,871)
Proceeds from issuance of notes payable	0	40,000	40,000	230,000
Proceeds from deposit for proposed business combination	0	300,000	525,000	0
Payment to shareholder to facilitate proposed business combination	0	(25,000)	(50,000)	0
Net cash provided by financing activities	3,245,565	313,129	515,000	294,500
Net increase in cash and cash equivalents	2,215,190	63,146	154,686	(6,683)
Cash and cash equivalents at beginning of period	155,271	585	585	7,268
Cash and cash equivalents at end of period	2,370,461	63,731	155,271	585
Supplemental disclosure of cash flow information:
Cash paid for interest	437	422	562	562
Cash paid for income taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Repayment of accounts payable and advances with common stock	47,075	27,551	27,551	691,805
Conversion of notes payable and accrued interest	58,279	70,479	70,479	906,545
Discount on convertible notes payable	0	2,500	2,500	128,000
Forgiven accrued compensation	1,673,774	0
Assets acquired from Powerdyne	$ 250,000	$ 0
Net liabilities assumed from reverse merger			$ 0	$ 2,987,791